Related Party Transactions - Amounts Due from Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 400,658	$ 62,872	¥ 479,975
Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	50,731	7,961	40,203
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	303,280	47,591	433,936
Gopher Asset Management Co., Ltd. | Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	18,850	2,958	27,226
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	97,378	15,281	46,039
Gopher Capital GP Ltd | Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 31,881	$ 5,003	¥ 12,977